Subsequent Events	3 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Subsequent Events [Abstract]
Subsequent Events	Note 7—Subsequent Events The Company evaluated events that have occurred after the balance sheet date through January 31, 2020, which is the date on which these financial statements were issued.

Note 8—Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date the balance sheet was available to be issued. Based upon this review, the Company determined that, except as disclosed in Note 1 regarding the amended Business Combination Agreement, there have been no events that have occurred that would require adjustments to the disclosures in the financial statements.